Note 18 - Related Party Transactions	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of related party [text block]
18.	RELATED PARTY TRANSACTIONS

Compensation to key management personnel were as follows:

	2019	2018	2017

Salaries	$1,251,277	$1,216,250	$932,133
Share-based payments (1)	2,135,579	2,449,683	2,110,773
Total	$3,386,856	$3,665,933	$3,042,906

(1)	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.

All transactions with related parties have occurred in the normal course of operations and are measured at the exchange amounts, which are the amounts of consideration established and agreed to by the related parties.